Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial Assets and Financial Liabilities
6. Financial Assets and Financial Liabilities
6.1 Classification and Fair Value of Financial Instruments
6.1.1 Carrying amount and fair value of financial assets and liabilities by category as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Carrying amount		Fair value

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	25,608,842	￦	25,612,273
Financial assets at fair value through profit or loss:		61,035,455		61,035,455
Due from financial institutions		100,094		100,094
Debt securities		58,415,100		58,415,100
Equity securities		2,092,313		2,092,313
Loans		337,983		337,983
Others		89,965		89,965
Derivatives held for trading		5,210,512		5,210,512
Derivatives held for hedging		334,873		334,873
Loans measured at amortized cost		377,166,984		378,791,808
Securities measured at amortized cost		36,870,229		38,026,073
Financial assets at fair value through other comprehensive income:		61,825,197		61,825,197
Debt securities		58,456,889		58,456,889
Equity securities		3,074,899		3,074,899
Loans		293,409		293,409
Other financial assets		14,167,689		14,167,689

	￦	582,219,781	￦	585,003,880

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,025,951	￦	2,025,951
Financial liabilities designated at fair value through profit or loss		9,784,107		9,784,107
Derivatives held for trading		5,014,072		5,014,072
Derivatives held for hedging		208,825		208,825
Deposits		338,580,220		338,833,784
Borrowings		49,827,156		50,081,900
Debentures		62,760,687		63,189,132
Other financial liabilities		28,612,288		28,612,288

	￦	496,813,306	￦	497,750,059

	December 31, 2021
	Carrying amount		Fair value

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	31,009,374	￦	31,081,231
Financial assets at fair value through profit or loss:		66,005,815		66,005,815
Due from financial institutions		200,742		200,742
Debt securities		63,002,692		63,002,692
Equity securities		2,419,463		2,419,463
Loans		269,296		269,296
Others		113,622		113,622
Derivatives held for trading		3,532,542		3,532,542
Derivatives held for hedging		188,828		188,828
Loans measured at amortized cost		417,900,273		417,775,260
Securities measured at amortized cost		44,471,628		44,392,419
Financial assets at fair value through other comprehensive income:		60,376,243		60,376,243
Debt securities		56,259,511		56,259,511
Equity securities		3,803,128		3,803,128
Loans		313,604		313,604
Other financial assets		10,755,350		10,755,350

	￦	634,240,053	￦	634,107,688

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,939,584	￦	2,939,584
Financial liabilities designated at fair value through profit or loss		9,149,396		9,149,396
Derivatives held for trading		3,509,789		3,509,789
Derivatives held for hedging		172,469		172,469
Deposits		372,023,918		371,936,631
Borrowings		56,912,374		56,805,938
Debentures		67,430,188		67,288,409
Other financial liabilities		29,494,402		29,494,402

	￦	541,632,120	￦	541,296,618

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The Group discloses the fair value of each class of assets and liabilities in a way that permits it to be compared with its carrying amount at the end of each reporting period. The best evidence of fair value of financial instruments is a quoted price in an active market.
Methods of determining fair value of financial instruments are as follows:

Cash and due from financial institutions	Fair value of cash is same as carrying amount. Carrying amount of demand deposit and settlement deposit is a reasonable approximation of fair value because these financial instruments do not have a fixed maturity and are receivable on demand. Fair value of general deposit is measured using Discounted Cash Flow (“DCF”) Model.

Securities	Fair value of securities and others that are traded in an active market is determined using the quoted prices. If there is no quoted price, fair value is determined using external professional valuation institutions. The institutions use one or more valuation techniques that are deemed appropriate considering the characteristics of the financial instruments among DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.

Loans measured at amortized cost	Fair value of loans is determined using DCF Model discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.

Derivatives and financial instruments at fair value through profit or loss	Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.

Deposits	Carrying amount of demand deposits is a reasonable approximation of fair value because they do not have a fixed maturity and are payable on demand. Fair value of time deposits is determined using DCF Model discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.

Borrowings	Carrying amount of overdrafts in foreign currency is a reasonable approximation of fair value because they do not have a fixed maturity and are payable on demand. Fair value of other borrowings is determined using DCF Model.

Debentures	Fair value is determined using valuation results of external professional valuation institutions, which are calculated using market inputs.

Other financial assets and other financial liabilities	Carrying amount is a reasonable approximation of fair value because other financial assets and other financial liabilities are temporary accounts used for other various transactions and their maturities are relatively short or not defined.
6.1.2 Fair value hierarchy
The Group believes that valuation techniques used for measuring the fair value of financial instruments are reasonable and that the fair value recognized in the consolidated statement of financial position is appropriate. However, the fair value of the financial instruments recognized in the consolidated statement of financial position may be different if other valuation techniques or assumptions are used. Additionally, as there are a variety of valuation techniques and assumptions used in measuring fair value, it may be difficult to reasonably compare the fair value with that of other financial institutions.
The Group classifies and discloses fair value of the financial instruments into the three fair value levels as follows:
Level 1: The fair values are based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.
Level 2: The fair values are based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3: The fair values are based on unobservable inputs for the asset or liability.
The fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. If an observable input requires an adjustment using an unobservable input and that adjustment results in a significantly higher or lower fair value measurement, the resulting measurement would be categorized within Level 3 of the fair value hierarchy.
6.1.2.1 Fair value hierarchy of financial assets and liabilities at fair value in the consolidated statements of financial position
Fair value hierarchy of financial assets and liabilities at fair value in the consolidated statements of financial position as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss:	￦	14,508,028	￦	35,298,665	￦	11,228,762	￦	61,035,455
Due from financial institutions		—		10,011		90,083		100,094
Debt securities		13,316,819		34,580,168		10,518,113		58,415,100
Equity securities		1,101,244		409,259		581,810		2,092,313
Loans		—		299,227		38,756		337,983
Others		89,965		—		—		89,965
Derivatives held for trading		90,459		4,678,185		441,868		5,210,512
Derivatives held for hedging		—		334,873		—		334,873
Financial assets at fair value through other comprehensive income:		18,731,801		40,645,505		2,447,891		61,825,197
Debt securities		18,147,167		40,309,722		—		58,456,889
Equity securities		584,634		70,357		2,419,908		3,074,899
Loans		—		265,426		27,983		293,409

	￦	33,330,288	￦	80,957,228	￦	14,118,521	￦	128,406,037

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,025,951	￦	—	￦	—	￦	2,025,951
Financial liabilities designated at fair value through profit or loss		1,040		581,636		9,201,431		9,784,107
Derivatives held for trading		204,470		4,668,155		141,447		5,014,072
Derivatives held for hedging		—		208,825		—		208,825

	￦	2,231,461	￦	5,458,616	￦	9,342,878	￦	17,032,955

	December 31, 2021
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3*

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss:	￦	13,108,985	￦	40,205,783	￦	12,691,047	￦	66,005,815
Due from financial institutions		—		128,726		72,016		200,742
Debt securities		12,146,181		39,300,923		11,555,588		63,002,692
Equity securities		849,182		600,768		969,513		2,419,463
Loans		—		175,366		93,930		269,296
Others		113,622		—		—		113,622
Derivatives held for trading		81,408		3,241,129		210,005		3,532,542
Derivatives held for hedging		—		188,828		—		188,828
Financial assets at fair value through other comprehensive income:		20,027,158		38,900,548		1,448,537		60,376,243
Debt securities		17,706,456		38,553,055		—		56,259,511
Equity securities		2,320,702		47,859		1,434,567		3,803,128
Loans		—		299,634		13,970		313,604

	￦	33,217,551	￦	82,536,288	￦	14,349,589	￦	130,103,428

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,939,584	￦	—	￦	—	￦	2,939,584
Financial liabilities designated at fair value through profit or loss		36,938		1,294,944		7,817,514		9,149,396
Derivatives held for trading		211,132		3,124,057		174,600		3,509,789
Derivatives held for hedging		—		172,469		—		172,469

	￦	3,187,654	￦	4,591,470	￦	7,992,114	￦	15,771,238

*
Includes KB Securities Co., Ltd.’s OTC derivatives consisting of ￦ 128,083 million of financial assets at fair value through profit or loss (debt instruments), ￦ 7,817,514 million of financial liabilities designated at fair value through profit or loss, ￦ 209,809 million of derivative financial assets, and ￦ 168,464 million of derivative financial liabilities.

Valuation techniques and inputs of financial assets and liabilities classified as Level 2 and measured at fair value in the consolidated statements of financial position as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Fair value		Valuation techniques	Inputs

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss:	￦	35,298,665
Due from financial institutions		10,011	DCF Model	Projected cash flow, Discount rate
Debt securities		34,580,168	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Net Asset Value Method, and others	Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient, and others
Equity securities		409,259	DCF Model	Interest rate, Discount rate, and others
Loans		299,227	DCF Model	Interest rate, Discount rate, and others
Derivatives held for trading		4,678,185	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, and others	Discount rate, Underlying asset index, Volatility, Interest rate, Stock price, Foreign exchange rate, Dividend yield, and others
Derivatives held for hedging		334,873	DCF Model, Closed Form, FDM, and others	Discount rate, Volatility, Foreign exchange rate, and others
Financial assets at fair value through other comprehensive income:		40,645,505
Debt securities		40,309,722	DCF Model, Market Value Approach	Discount rate, Volatility, and others
Equity securities		70,357	DCF Model	Interest rate, Discount rate, and others
Loans		265,426	DCF Model	Discount rate, Volatility, and others

	￦	80,957,228

Financial liabilities
Financial liabilities designated at fair value through profit or loss	￦	581,636	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Binomial Model, and others	Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate, and others
Derivatives held for trading		4,668,155	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, and others	Discount rate, Underlying asset index, Volatility, Interest rate, Stock price, Foreign exchange rate, Dividend yield, and others
Derivatives held for hedging		208,825	DCF Model, Closed Form, FDM, and others	Discount rate, Foreign exchange rate, and others

	￦	5,458,616

	December 31, 2021
	Fair value		Valuation techniques	Inputs

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss:	￦	40,205,783
Due from financial institutions		128,726	DCF Model, Hull and White Model	Projected cash flow, Discount rate, Volatility, Correlation coefficient
Debt securities		39,300,923	DCF Model, Hull and White Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Net Asset Value Method, Binomial Model, and others	Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient, and others
Equity securities		600,768	DCF Model	Interest rate, Discount rate, and others
Loans		175,366	DCF Model	Interest rate, Discount rate, and others
Derivatives held for trading		3,241,129	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Binomial Model, and others	Interest rate, Price of underlying asset, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others
Derivatives held for hedging		188,828	DCF Model, Closed Form, FDM	Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, and others
Financial assets at fair value through other comprehensive income:		38,900,548
Debt securities		38,553,055	DCF Model, Market Value Approach, Option Model	Underlying asset index, Interest rate, Discount rate, and others
Equity securities		47,859	DCF Model	Discount rate
Loans		299,634	DCF Model	Discount rate

	￦	82,536,288

Financial liabilities
Financial liabilities designated at fair value through profit or loss	￦	1,294,944	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Binomial Model	Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate
Derivatives held for trading		3,124,057	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Binomial Model, and others	Interest rate, Price of underlying asset, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others
Derivatives held for hedging		172,469	DCF Model, Closed Form, FDM	Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, and others

	￦	4,591,470

6.1.2.2 Fair value hierarchy of financial assets and liabilities whose fair value is disclosed
Fair value hierarchy of financial assets and liabilities whose fair value is disclosed as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions 1	￦	3,362,096	￦	19,573,075	￦	2,677,102	￦	25,612,273
Loans measured at amortized cost		—		271,241		378,520,567		378,791,808
Securities measured at amortized cost		19,438,941		18,584,264		2,868		38,026,073
Other financial assets 2		—		—		14,167,689		14,167,689

	￦	22,801,037	￦	38,428,580	￦	395,368,226	￦	456,597,843

Financial liabilities
Deposits 1	￦	—	￦	181,472,846	￦	157,360,938	￦	338,833,784
Borrowings 3		—		1,149,734		48,932,166		50,081,900
Debentures		—		57,916,235		5,272,897		63,189,132
Other financial liabilities 2		—		—		28,612,288		28,612,288

	￦	—	￦	240,538,815	￦	240,178,289	￦	480,717,104

	December 31, 2021
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions 1	￦	3,330,920	￦	25,791,556	￦	1,958,755	￦	31,081,231
Loans measured at amortized cost		—		260,101		417,515,159		417,775,260
Securities measured at amortized cost 2		18,263,895		26,125,391		3,133		44,392,419
Other financial assets 2		—		—		10,755,350		10,755,350

	￦	21,594,815	￦	52,177,048	￦	430,232,397	￦	504,004,260

Financial liabilities
Deposits 1	￦	—	￦	204,299,174	￦	167,637,457	￦	371,936,631
Borrowings 3		—		3,137,427		53,668,511		56,805,938
Debentures		—		60,824,743		6,463,666		67,288,409
Other financial liabilities 2		—		—		29,494,402		29,494,402

	￦	—	￦	268,261,344	￦	257,264,036	￦	525,525,380

1	The amounts included in Level 2 are the carrying amounts which are reasonable approximations of fair value.
2	The amounts included in Level 3 are the carrying amounts which are reasonable approximations of fair value.
3	Borrowings of ￦ 292 million and ￦ 2,143 million included in Level 2 are the carrying amounts which are reasonable approximations of fair value as of December 31, 2020 and 2021, respectively.
For financial assets and liabilities whose carrying amount is a reasonable approximation of fair value, valuation techniques and inputs are not disclosed.
Valuation techniques and inputs of financial assets and liabilities classified as Level 2, and whose fair value is disclosed as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Fair value		Valuation techniques	Inputs

	(In millions of Korean won)
Financial assets
Loans measured at amortized cost	￦	271,241	DCF Model	Discount rate
Securities measured at amortized cost		18,584,264	DCF Model, MonteCarlo Simulation	Discount rate, Interest rate

	￦	18,855,505

Financial liabilities
Borrowings	￦	1,149,442	DCF Model	Discount rate
Debentures		57,916,235	DCF Model	Discount rate

	￦	59,065,677

	December 31, 2021
	Fair value		Valuation techniques	Inputs

	(In millions of Korean won)
Financial assets
Loans measured at amortized cost	￦	260,101	DCF Model	Discount rate
Securities measured at amortized cost		26,125,391	DCF Model, MonteCarlo Simulation	Discount rate, Interest rate

	￦	26,385,492

Financial liabilities
Borrowings	￦	3,135,284	DCF Model	Discount rate
Debentures		60,824,743	DCF Model	Discount rate

	￦	63,960,027

Valuation techniques and inputs of financial assets and liabilities classified as Level 3, and whose fair value is disclosed as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Fair value		Valuation techniques	Inputs

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	2,677,102	DCF Model	Credit spread, Other spread, Interest rate
Loans measured at amortized cost		378,520,567	DCF Model	Credit spread, Other spread, Prepayment rate, Interest rate
Securities measured at amortized cost		2,868	DCF Model	Interest rate

	￦	381,200,537

Financial liabilities
Deposits	￦	157,360,938	DCF Model	Other spread, Prepayment rate, Interest rate
Borrowings		48,932,166	DCF Model	Other spread, Interest rate
Debentures		5,272,897	DCF Model	Other spread, Interest rate

	￦	211,566,001

	December 31, 2021
	Fair value		Valuation techniques	Inputs

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	1,958,755	DCF Model	Credit spread, Other spread, Interest rate
Loans measured at amortized cost		417,515,159	DCF Model	Credit spread, Other spread, Prepayment rate, Interest rate

	￦	419,473,914

Financial liabilities
Deposits	￦	167,637,457	DCF Model	Other spread, Prepayment rate, Interest rate
Borrowings		53,668,511	DCF Model	Other spread, Interest rate
Debentures		6,463,666	DCF Model	Other spread, Interest rate

	￦	227,769,634

6.2 Disclosure of Fair Value Hierarchy Level 3
6.2.1 Valuation policy and process of Level 3 fair value
The Group uses external, independent and qualified valuation service in addition to internal valuation models to determine the fair value of financial instruments at the end of every reporting period.
If the changes in situation and events which cause transfers between the fair value hierarchy level for a financial asset or liability occur, the Group’s policy is to recognize such transfers as having occurred at the beginning of the reporting period.
6.2.2 Changes in fair value (Level 3) measured using valuation technique based on unobservable inputs in the market
6.2.2.1 Changes in financial instruments classified as Level 3 of the fair value hierarchy for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Financial assets at fair value through profit or loss						Financial investments				Financial liabilities at fair value through profit or loss		Net derivative financial instruments
	Due from financial institutions measured at fair value through profit or loss		Securities measured at fair value through profit or loss		Loans measured at fair value through profit or loss		Equity securities measured at fair value through other comprehensive income		Loans measured at fair value through other comprehensive income		Financial liabilities designated at fair value through profit or loss		Derivatives held for trading

	(In millions of Korean won)
Beginning	￦	51,125	￦	10,656,042	￦	188,133	￦	1,482,398	￦	—	￦	(11,222,032)	￦	309,966
Total gains or losses:
Profit or loss		(2,021)		22,069		627		(206)		—		(406,788)		400,241
Other comprehensive income (loss)		(7,693)		144,963		—		815,244		(217)		(27,876)		—
Purchases		135,227		3,519,573		—		122,827		40,000		—		(24,165)
Sales		(86,555)		(3,263,111)		(150,004)		(355)		(11,800)		—		(328,348)
Issues		—		—		—		—		—		(9,333,419)		(42,732)
Settlements		—		—		—		—		—		11,788,684		90
Transfers into Level 3*		—		129,580		—		—		—		—		(1,044)
Transfers out of Level 3*		—		(109,193)		—		—		—		—		(13,587)

Ending	￦	90,083	￦	11,099,923	￦	38,756	￦	2,419,908	￦	27,983	￦	(9,201,431)	￦	300,421

	2021
	Financial assets at fair value through profit or loss						Financial investments				Financial liabilities at fair value through profit or loss		Net derivative financial instruments
	Due from financial institutions measured at fair value through profit or loss		Securities measured at fair value through profit or loss		Loans measured at fair value through profit or loss		Equity securities measured at fair value through other comprehensive income		Loans measured at fair value through other comprehensive income		Financial liabilities designated at fair value through profit or loss		Derivatives held for trading

	(In millions of Korean won)
Beginning	￦	90,083	￦	11,099,923	￦	38,756	￦	2,419,908	￦	27,983	￦	(9,201,431)	￦	300,421
Total gains or losses:
Profit or loss		212		346,982		(431)		—		—		61,756		(66,116)
Other comprehensive income (loss)		1,720		223,545		—		(101,876)		87		(5,446)		—
Purchases		—		3,567,937		55,605		74,602		—		—		3,953
Sales		(19,999)		(2,360,801)		—		(5,618)		(14,100)		—		(170,055)
Issues		—		—		—		—		—		(8,233,128)		(32,516)
Settlements		—		—		—		—		—		9,560,735		—
Transfers into Level 3*		—		4,307		—		—		—		—		(282)
Transfers out of Level 3*		—		(356,792)		—		(952,449)		—		—		—

Ending	￦	72,016	￦	12,525,101	￦	93,930	￦	1,434,567	￦	13,970	￦	(7,817,514)	￦	35,405

*	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.
6.2.2.2 In relation to changes in financial instruments classified as Level 3 of the fair value hierarchy, total gains or losses recognized in profit or loss for the period, and total gains or losses recognized in profit or loss from financial instruments held at the end of the reporting period for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019						2020
	Net losses on financial instruments at fair value through profit or loss		Other operating income		Net interest income		Net gains on financial instruments at fair value through profit or loss		Other operating expenses		Net interest income

	(In millions of Korean won)
Total gains (losses) recognized in profit or loss for the period	￦	(489,703)	￦	1,388	￦	22	￦	70,251	￦	(56,329)	￦	—
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting period		(37,668)		1,331		—		129,824		(60,884)		—

	2021
	Net gains on financial instruments at fair value through profit or loss		Other operating income		Net interest income

	(In millions of Korean won)
Total gains recognized in profit or loss for the period	￦	256,167	￦	86,236	￦	—
Total gains recognized in profit or loss from financial instruments held at the end of the reporting period		126,516		85,256		—
6.2.3 Sensitivity analysis of changes in unobservable inputs
6.2.3.1 Information about fair value measurements using unobservable inputs as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Fair value	Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss:
Due from financial institutions	￦ 90,083	MonteCarlo Simulation	Volatility of underlying asset	19.40 ~ 36.76	The higher the volatility of underlying asset, the higher the fair value fluctuation
			Correlation coefficient	12.27	The higher the correlation coefficient, the higher the fair value fluctuation
Debt securities	10,518,113	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model, Option Model, Binomial Model, Net Asset Value Method, Income Approach, Market Value Approach, and others	Growth rate	0.00 ~ 2.00	The higher the growth rate, the higher the fair value
			Volatility	8.00 ~ 179.75	The higher the volatility, the higher the fair value fluctuation
			Discount rate	0.00 ~ 21.37	The lower the discount rate, the higher the fair value
			Recovery rate	40	The higher the recovery rate, the higher the fair value
			Correlation coefficient between underlying assets	-61.12 ~ 100.00	The higher the correlation coefficient, the higher the fair value fluctuation
			Liquidation value	0.00	The higher the liquidation value, the higher the fair value
			Rate of real estate price fluctuation	0.00	The higher the sale price of real estate, the higher the fair value
Equity securities	581,810	Income Approach, Market Value Approach, Asset Value Approach, DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, Dividend Discount Model, Usage of Past Transactions, Binomial Model, and others	Growth rate	0.00 ~ 1.10	The higher the growth rate, the higher the fair value
			Discount rate	0.60 ~ 18.67	The lower the discount rate, the higher the fair value
			Liquidation value	0.00	The higher the liquidation value, the higher the fair value
Loans	38,756	Binomial Model, DCF Model	Volatility of stock price	0.00	The higher the volatility, the higher the fair value fluctuation
			Discount rate	7.86	The lower the discount rate, the higher the fair value

	December 31, 2020
	Fair value	Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

	(In millions of Korean won)
Derivatives held for trading:
Stock and index	382,337	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model, Binomial Model	Volatility of underlying asset	20.00 ~ 72.00	The higher the volatility, the higher the fair value fluctuation
			Correlation coefficient between underlying assets	-61.12 ~ 89.01	The higher the correlation coefficient, the higher the fair value fluctuation
Currency, interest rate, and others	59,531	DCF Model, Hull and White Model	Volatility	0.00 ~ 68.00	The higher the volatility, the higher the fair value fluctuation
			Correlation coefficient between underlying assets	-50.48 ~ 90.95	The higher the correlation coefficient, the higher the fair value fluctuation
Financial assets at fair value through other comprehensive income:
Equity securities	2,419,908	Risk Adjusted Discount Rate Method, IMV Model, DCF Model, Comparable Company Analysis, Dividend Discount Model, Option Model, Net Asset Value Method, Market Value Approach, One Factor Hull and White Model, and others	Growth rate	0.00 ~ 2.00	The higher the growth rate, the higher the fair value
			Discount rate	7.60 ~ 19.67	The lower the discount rate, the higher the fair value
			Volatility	22.11 ~ 24.16	The higher the volatility, the higher the fair value fluctuation
Loans	27,983	DCF Model	Discount rate	2.21 ~ 4.21	The lower the discount rate, the higher the fair value

	￦ 14,118,521

	December 31, 2020
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

	(In millions of Korean won)
Financial liabilities
Financial liabilities designated at fair value through profit or loss:
Derivative-linked securities	￦	9,201,431	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model	Volatility of underlying asset	1.00 ~ 72.00	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient between underlying assets	-61.12 ~ 90.95	The higher the absolute value of correlation coefficient, the higher the fair value fluctuation
Derivatives held for trading:
Stock and index		60,291	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model, Binomial Model	Volatility	20.00 ~ 68.00	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient between underlying assets	-61.12 ~ 90.95	The higher the correlation coefficient, the higher the fair value fluctuation
Others		81,156	MonteCarlo Simulation, Hull and White Model, DCF Model, Closed Form	Volatility	21.00 ~ 68.00	The higher the volatility, the higher the fair value fluctuation
				Discount rate	1.15 ~ 1.29	The higher the discount rate, the lower the fair value
				Correlation coefficient between underlying assets	-50.48 ~ 90.95	The higher the absolute value of correlation coefficient, the higher the fair value fluctuation

	￦	9,342,878

	December 31, 2021
	Fair value	Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss:
Due from financial institutions	￦ 72,016	MonteCarlo Simulation, Hull and White Model	Volatility of underlying asset	14.30 ~ 39.66	The higher the volatility of underlying asset, the higher the fair value fluctuation
			Correlation coefficient	-3.36	The higher the correlation coefficient, the higher the fair value fluctuation
Debt securities	11,555,588	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model, Option Model, Binomial Model, Net Asset Value Method, Milestone Method, Income Approach, Market Value Approach, and others	Growth rate	0.00 ~ 2.00	The higher the growth rate, the higher the fair value
			Volatility	13.87 ~ 58.39	The higher the volatility, the higher the fair value fluctuation
			Discount rate	0.60 ~ 21.37	The lower the discount rate, the higher the fair value
			Stock price	18.87 ~ 19.48	The higher the stock price, the higher the fair value
			Correlation coefficient between underlying assets	-60.35 ~ 100.00	The higher the correlation coefficient, the higher the fair value fluctuation
			Liquidation value	-1.00 ~ 1.00	The higher the liquidation value, the higher the fair value
			Recovery rate	40	The higher the recovery rate, the higher the fair value
			Rate of real estate price fluctuation	-1.00 ~ 1.00	The higher the sale price of real estate, the higher the fair value
Equity securities	969,513	Income Approach, Market Value Approach, Asset Value Approach, DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, Dividend Discount Model, Usage of Past Transactions, Binomial Model, and others	Growth rate	0.50 ~ 2.00	The higher the growth rate, the higher the fair value
			Discount rate	8.80 ~ 24.60	The lower the discount rate, the higher the fair value
			Stock price	23.36 ~ 25.49	The higher the stock price, the higher the fair value

Loans	93,930	DCF Model	Discount rate	8.21	The lower the discount rate, the higher the fair value

	December 31, 2021
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

	(In millions of Korean won)

Derivatives held for trading:
Stock and index	￦	184,165	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model, Binomial Model	Volatility of underlying asset	15.07 ~ 80.58	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-60.35 ~ 88.17	The higher the correlation coefficient, the higher the fair value fluctuation
				Stock price	-10.00 ~ 10.00	The higher the stock price, the higher the fair value
Currency, interest rate, and others		25,840	DCF Model, Hull and White Model, MonteCarlo Simulation, Closed Form	Volatility	2.67 ~ 81.32	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-48.31 ~ 90.16	The higher the correlation coefficient, the higher the fair value fluctuation
Financial assets at fair value through other comprehensive income:
Equity securities		1,434,567	Risk Adjusted Discount Rate Method, IMV Model, DCF Model, Comparable Company Analysis, Dividend Discount Model, Net Asset Value Method, Market Value Approach, Hull and White Model, and others	Growth rate	0.00 ~ 2.00	The higher the growth rate, the higher the fair value
				Discount rate	8.80 ~ 18.02	The lower the discount rate, the higher the fair value
				Volatility	23.36 ~ 31.65	The higher the volatility, the higher the fair value fluctuation

Loans		13,970	DCF Model	Discount rate	2.87 ~ 4.87	The lower the discount rate, the higher the fair value

	￦	14,349,589

	December 31, 2021
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

	(In millions of Korean won)

Financial liabilities
Financial liabilities designated at fair value through profit or loss:
Derivative-linked securities	￦	7,817,514	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model	Volatility of underlying asset	1.00 ~ 81.32	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient between underlying assets	-60.35 ~ 90.16	The higher the correlation coefficient, the higher the fair value fluctuation
Derivatives held for trading:
Stock and index		92,757	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model, Binomial Model	Volatility of underlying asset	15.07 ~ 80.58	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient between underlying assets	-60.35 ~ 88.17	The higher the correlation coefficient, the higher the fair value fluctuation
Others		81,843	DCF Model, Hull and White Model, MonteCarlo Simulation, Closed Form	Discount rate	1.46 ~ 2.83	The lower the discount rate, the higher the fair value
				Volatility of underlying asset	5.29 ~ 53.57	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient between underlying assets	-48.31 ~ 90.16	The higher the correlation coefficient, the higher the fair value fluctuation

	￦	7,992,114

6.2.3.2 Sensitivity analysis of changes in unobservable inputs
Sensitivity analysis of financial instruments is performed to measure favorable and unfavorable changes in fair value of financial instruments which are affected by unobservable parameters, using a statistical technique. When the fair value is affected by more than one input parameter, the amounts represent the most favorable or most unfavorable outcome. Level 3 financial instruments subject to sensitivity analysis are (a) equity-related derivatives, currency-related derivatives, and interest rate related derivatives whose fair value changes are recognized in profit or loss, (b) financial liabilities designated at fair value through profit or loss, and (c) due from financial institutions, debt securities (including beneficiary certificates), equity securities, and loans whose fair value changes are recognized in profit or loss or other comprehensive income or loss. If the overlay approach is applied in accordance with IFRS No.4, changes in fair value of financial assets at fair value through profit or loss are recognized in other comprehensive income.
Results of the sensitivity analysis of changes in unobservable inputs as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Profit or loss				Other comprehensive income or loss
	Favorable changes		Unfavorable changes		Favorable changes		Unfavorable changes

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss: 1
Due from financial institutions	￦	2	￦	(2)	￦	199	￦	(222)
Debt securities 4		35,790		(12,826)		2,123		(2,122)
Equity securities 3		16,125		(8,275)		973		(744)
Loans 5		3,316		(2,952)		—		—
Derivatives held for trading 2		22,783		(25,013)		—		—
Financial assets at fair value through other comprehensive income:
Equity securities 3		—		—		120,652		(73,434)
Loans 6		—		—		534		(518)

	￦	78,016	￦	(49,068)	￦	124,481	￦	(77,040)

Financial liabilities
Financial liabilities designated at fair value through profit or loss 1	￦	46,859	￦	(42,995)	￦	—	￦	—
Derivatives held for trading 2		7,255		(7,139)		—		—

	￦	54,114	￦	(50,134)	￦	—	￦	—

	December 31, 2021
	Profit or loss				Other comprehensive income or loss
	Favorable changes		Unfavorable changes		Favorable changes		Unfavorable changes

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss: 1
Due from financial institutions	￦	—	￦	—	￦	19	￦	(18)
Debt securities 4		13,149		(12,562)		1,458		(1,402)
Equity securities 3		11,259		(8,192)		1,049		(813)
Loans 5		3,062		(2,742)		—		—
Derivatives held for trading 2		19,328		(20,005)		—		—
Financial assets at fair value through other comprehensive income:
Equity securities 3		6,495		(5,145)		95,599		(71,171)
Loans 6		—		—		133		(131)

	￦	53,293	￦	(48,646)	￦	98,258	￦	(73,535)

Financial liabilities
Financial liabilities designated at fair value through profit or loss 1	￦	78,355	￦	(82,797)	￦	78,356	￦	(82,797)
Derivatives held for trading 2		31,310		(29,309)		31,114		(29,105)

	￦	109,665	￦	(112,106)	￦	109,470	￦	(111,902)

1
For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate, recovery rate, liquidation value by ±1%p and volatility of underlying asset, growth rate by ±1%p or ±10% and correlation coefficient by ±10%.

2	For derivative financial instruments, changes in fair value are calculated by shifting principal unobservable input parameters such as price of underlying asset and volatility by ± 10%.
3
For equity securities, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between discount rate
(-1%p~1%p)
and growth rate
(-1%p~1%p)
or correlation between liquidation value
(-1%p~1%p)
and discount rate
(-1%p~1%p).

4
For beneficiary certificates, it is practically impossible to analyze sensitivity of changes in unobservable inputs. However, for beneficiary certificates whose underlying assets are real estates, changes in fair value are calculated by shifting rate of real estate price fluctuation by -1%p~1%p, and for beneficiary certificates whose underlying assets are equity investments, changes in fair value are calculated by shifting principal unobservable input parameters such as liquidation value by -1%p~1%p and discount rate by -1%p~1%p. There is no significant correlation among major unobservable inputs.

5	For loans, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate by -1%p~1%p.
6
For loans measured at fair value through other comprehensive income, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate and growth rate by ±1%p.

6.2.4 Day one gains or losses
When the Group measures the fair value of OTC derivatives using inputs that are not based on observable market data, there could be a difference between the transaction price and the amount determined using that valuation technique. In these circumstances, the fair value of financial instruments is recognized as the transaction price, and the difference is not recognized in profit or loss but deferred and amortized using the straight-line method over the life of the financial instrument. When the fair value of the financial instruments is subsequently determined using observable market inputs, the remaining deferred amount is recognized in profit or loss.

Changes in deferred day one gains or losses for the years ended December 31, 2020 and 2021, are as follows:

	2020		2021

	(In millions of Korean won)
Balance at the beginning of the year	￦	45,767	￦	61,393
New transactions		166,555		166,443
Changes during the year		(150,929)		(150,628)

Balance at the end of the year	￦	61,393	￦	77,208

6.3 Carrying Amount of Financial Instruments by Category
Financial assets and liabilities are measured at fair value or amortized cost. Carrying amount of financial assets and liabilities by category as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Financial instruments at fair value through profit or loss		Financial instruments at fair value through other comprehensive income		Financial instruments designated at fair value through other comprehensive income		Financial instruments at amortized cost		Derivatives held for hedging		Total

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	—	￦	—	￦	—	￦	25,608,842	￦	—	￦	25,608,842
Financial assets at fair value through profit or loss		61,035,455		—		—		—		—		61,035,455
Derivative financial assets		5,210,512		—		—		—		334,873		5,545,385
Loans measured at amortized cost		—		—		—		377,166,984		—		377,166,984
Financial investments		—		58,750,298		3,074,899		36,870,229		—		98,695,426
Other financial assets		—		—		—		14,167,689		—		14,167,689

	￦	66,245,967	￦	58,750,298	￦	3,074,899	￦	453,813,744	￦	334,873	￦	582,219,781

	December 31, 2020
	Financial instruments at fair value through profit or loss		Financial instruments designated at fair value through profit or loss		Financial instruments at amortized cost		Derivatives held for hedging		Total

	(In millions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,025,951	￦	9,784,107	￦	—	￦	—	￦	11,810,058
Derivative financial liabilities		5,014,072		—		—		208,825		5,222,897
Deposits		—		—		338,580,220		—		338,580,220
Borrowings		—		—		49,827,156		—		49,827,156
Debentures		—		—		62,760,687		—		62,760,687
Other financial liabilities		—		—		28,612,288		—		28,612,288

	￦	7,040,023	￦	9,784,107	￦	479,780,351	￦	208,825	￦	496,813,306

	December 31, 2021
	Financial instruments at fair value through profit or loss		Financial instruments at fair value through other comprehensive income		Financial instruments designated at fair value through other comprehensive income		Financial instruments at amortized cost		Derivatives held for hedging		Total

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	—	￦	—	￦	—	￦	31,009,374	￦	—	￦	31,009,374
Financial assets at fair value through profit or loss		66,005,815		—		—		—		—		66,005,815
Derivative financial assets		3,532,542		—		—		—		188,828		3,721,370
Loans measured at amortized cost		—		—		—		417,900,273		—		417,900,273
Financial investments		—		56,573,115		3,803,128		44,471,628		—		104,847,871
Other financial assets		—		—		—		10,755,350		—		10,755,350

	￦	69,538,357	￦	56,573,115	￦	3,803,128	￦	504,136,625	￦	188,828	￦	634,240,053

	December 31, 2021
	Financial instruments at fair value through profit or loss		Financial instruments designated at fair value through profit or loss		Financial instruments at amortized cost		Derivatives held for hedging		Total

	(In millions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,939,584	￦	9,149,396	￦	—	￦	—	￦	12,088,980
Derivative financial liabilities		3,509,789		—		—		172,469		3,682,258
Deposits		—		—		372,023,918		—		372,023,918
Borrowings		—		—		56,912,374		—		56,912,374
Debentures		—		—		67,430,188		—		67,430,188
Other financial liabilities		—		—		29,494,402		—		29,494,402

	￦	6,449,373	￦	9,149,396	￦	525,860,882	￦	172,469	￦	541,632,120

6.4 Transfer of Financial Assets
6.4.1 Transferred financial assets that are derecognized in their entirety
The Group transferred loans and other financial assets to companies specialized in asset-backed securitization and derecognized them from the consolidated financial statement, while the maximum exposure to loss (carrying amount) from its continuing involvement and fair value of its continuing involvement of the derecognized financial assets as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Type of continuing involvement	Classification of financial instruments	Carrying amount of continuing involvement		Fair value of continuing involvement

			(In millions of Korean won)
Discovery 2 nd Securitization Specialty Co., Ltd.	Subordinated bond	Financial assets at fair value through profit or loss	￦	5,190	￦	5,190
FK 1411 ABS Ltd.	Subordinated bond	Financial assets at fair value through profit or loss		1,062		1,062
AP 3B ABS Ltd.	Subordinated bond	Financial assets at fair value through profit or loss		646		646
AP 4D ABS Ltd.	Subordinated bond	Financial assets at fair value through profit or loss		6,304		6,304

			￦	13,202	￦	13,202

	December 31, 2021
	Type of continuing involvement	Classification of financial instruments	Carrying amount of continuing involvement		Fair value of continuing involvement

			(In millions of Korean won)
Discovery 2 nd Securitization Specialty Co., Ltd.	Subordinated bond	Financial assets at fair value through profit or loss	￦	5,189	￦	5,189
AP 4D ABS Ltd.	Subordinated bond	Financial assets at fair value through profit or loss		5,463		5,463

			￦	10,652	￦	10,652

6.4.2 Transferred financial assets that are not derecognized in their entirety
The Group issued securitized debentures using loans as underlying assets. Details of underlying assets and senior debentures in relation to securitization as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Carrying amount of underlying assets		Fair value of underlying assets		Carrying amount of senior debentures		Fair value of senior debentures

	(In millions of Korean won)
KB Kookmin Card 4 th Securitization Co., Ltd. 1	￦	490,465	￦	488,251	￦	219,419	￦	226,401
KB Kookmin Card 5 th Securitization Co., Ltd. 1		476,523		474,481		299,838		304,914
KB Kookmin Card 6 th Securitization Co., Ltd. 1		701,360		698,421		434,492		472,861
KB Kookmin Card 7 th Securitization Co., Ltd. 1		924,159		919,775		553,711		591,609
KB Auto Second Asset Securitization Specialty Co., Ltd. 2		307,270		308,861		249,689		250,306

	￦	2,899,777	￦	2,889,789	￦	1,757,149	￦	1,846,091

	December 31, 2021
	Carrying amount of underlying assets		Fair value of underlying assets		Carrying amount of senior debentures		Fair value of senior debentures

	(In millions of Korean won)
KB Kookmin Card 5 th Securitization Co., Ltd. 1	￦	492,108	￦	490,113	￦	299,881	￦	302,564
KB Kookmin Card 6 th Securitization Co., Ltd. 1		726,803		723,835		474,000		474,766
KB Kookmin Card 7 th Securitization Co., Ltd. 1		948,129		943,689		598,180		596,272
KB Kookmin Card 8 th Securitization Co., Ltd. 1		545,750		543,982		299,844		306,264
KB Auto Second Asset Securitization Specialty Co., Ltd. 2		129,867		129,385		59,968		59,935

	￦	2,842,657	￦	2,831,004	￦	1,731,873	￦	1,739,801

1
The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts
.

2
The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as when the trusted assets do not meet the eligibility requirements.

6.4.3 Bonds sold under repurchase agreements and loaned securities
The Group continues to recognize the financial assets related to bonds sold under repurchase agreements and securities lending transactions in the consolidated statement of financial position since those transactions are not qualified for derecognition even though the Group transfers the financial assets. Bonds sold under repurchase agreements are sold on the condition that they will be repurchased at a fixed price and loaned securities will be returned at the expiration of the loan period. Thus, the Group retains substantially all the risks and rewards of ownership of the financial assets.
The carrying amount of transferred assets and related liabilities as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Carrying amount of transferred assets		Carrying amount of related liabilities

	(In millions of Korean won)
Bonds sold under repurchase agreements*	￦	13,994,352	￦	13,398,140
Loaned securities:
Government and public bonds		1,831,673		—
Stock		19,811		—

	￦	15,845,836	￦	13,398,140

	December 31, 2021
	Carrying amount of transferred assets		Carrying amount of related liabilities

	(In millions of Korean won)
Bonds sold under repurchase agreements*	￦	11,273,036	￦	10,978,971
Loaned securities:
Government and public bonds		1,035,736		—
Stock		253		—

	￦	12,309,025	￦	10,978,971

*	Bonds sold under repurchase agreements using borrowed securities as collateral amount to ￦ 2,147,975 million and ￦ 2,050,635 million as of December 31, 2020 and 2021, respectively.
6.4.4 Purchase commitments of securitized debentures
The Group provided additional credit enhancement, such as purchase commitments, for the underlying assets of subsidiaries established for asset-backed securitization. Details of carrying amounts of the underlying assets and the associated liabilities as of December 31, 2020 and 2021, are as follows:

		December 31, 2020		December 31, 2021
		(In millions of Korean won)
Underlying assets	Financial assets at fair value through profit or loss	￦	180,180	￦	289,188
	Loans measured at amortized cost*		3,272,228		3,724,204

		￦	3,452,408	￦	4,013,392

Associated liabilities	Debentures	￦	3,450,505	￦	4,010,436

*	Before netting of allowance
6.5 Offsetting Financial Assets and Financial Liabilities
The Group enters into International Swaps and Derivatives Association (“ISDA”) master netting agreements and other similar arrangements with the Group’s OTC derivative and spot exchange counterparties. Similar netting agreements are also entered into with the Group’s (a) sales or purchases of bonds under repurchase agreements and (b) securities lending and borrowing transactions, etc. Pursuant to these agreements, in the event of default by one party, contracts are to be terminated and receivables and payables are to be offset. Domestic exchange settlement debits and domestic exchange settlement credits are recognized in its net settlement balance in the consolidated statement of financial position because the Group has the legal right of offset and settles in net amount.
6.5.1 Details of financial assets subject to enforceable master netting agreements or similar arrangements as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Gross assets		Gross liabilities offset		Net amount in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral

	(In millions of Korean won)
Derivatives held for trading and derivative-linked securities	￦	5,425,708	￦	—	￦	5,425,708
Derivatives held for hedging		334,874		—		334,874	￦	(3,940,729)	￦	(263,564)	￦	1,556,289
Unsettled spot exchange receivable		3,435,657		—		3,435,657		(3,434,222)		—		1,435
Bonds purchased under repurchase agreements		3,600,447		—		3,600,447		(3,600,447)		—		—
Domestic exchange settlement debits		37,549,292		(36,823,836)		725,456		—		—		725,456
Other financial instruments		4,560,879		(4,474,909)		85,970		—		—		85,970

	￦	54,906,857	￦	(41,298,745)	￦	13,608,112	￦	(10,975,398)	￦	(263,564)	￦	2,369,150

	December 31, 2021
	Gross assets		Gross liabilities offset		Net amount in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral

	(In millions of Korean won)
Derivatives held for trading and derivative-linked securities	￦	3,673,348	￦	—	￦	3,673,348
Derivatives held for hedging		188,828		—		188,828	￦	(2,352,365)	￦	(235,749)	￦	1,274,062
Unsettled spot exchange receivable		2,384,503		—		2,384,503		(2,380,556)		—		3,947
Bonds purchased under repurchase agreements		5,955,194		—		5,955,194		(5,955,194)		—		—
Domestic exchange settlement debits		43,497,849		(42,482,911)		1,014,938		—		—		1,014,938
Other financial instruments		2,341,992		(2,327,904)		14,088		(3,209)		—		10,879

	￦	58,041,714	￦	(44,810,815)	￦	13,230,899	￦	(10,691,324)	￦	(235,749)	￦	2,303,826

6.5.2 Details of financial liabilities subject to enforceable master netting agreements or similar arrangements as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Gross liabilities		Gross assets offset		Net amount in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral

	(In millions of Korean won)
Derivatives held for trading and derivative-linked securities	￦	5,300,028	￦	—	￦	5,300,028
Derivatives held for hedging		208,825		—		208,825	￦	(3,365,443)	￦	(77,324)	￦	2,066,086
Unsettled spot exchange payable		3,434,887		—		3,434,887		(3,434,222)		—		665
Bonds sold under repurchase agreements*		16,329,799		(11,800)		16,317,999		(16,317,999)		—		—
Securities borrowing agreements		1,934,736		—		1,934,736		(1,934,736)		—		—
Domestic exchange settlement credits		37,757,164		(36,823,835)		933,329		(933,329)		—		—
Other financial instruments		4,764,991		(4,474,909)		290,082		—		—		290,082

	￦	69,730,430	￦	(41,310,544)	￦	28,419,886	￦	(25,985,729)	￦	(77,324)	￦	2,356,833

	December 31, 2021
	Gross liabilities		Gross assets offset		Net amount in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral

	(In millions of Korean won)
Derivatives held for trading and derivative-linked securities	￦	4,132,915	￦	—	￦	4,132,915
Derivatives held for hedging		172,470		—		172,470	￦	(3,069,591)	￦	(75,253)	￦	1,160,541
Unsettled spot exchange payable		2,383,399		—		2,383,399		(2,380,556)		—		2,843
Bonds sold under repurchase agreements*		14,372,761		—		14,372,761		(14,372,761)		—		—
Securities borrowing agreements		2,826,885		—		2,826,885		(2,826,885)		—		—
Domestic exchange settlement credits		47,608,341		(42,482,911)		5,125,430		(5,125,430)		—		—
Other financial instruments		2,738,984		(2,327,904)		411,080		(3,209)		—		407,871

	￦	74,235,755	￦	(44,810,815)	￦	29,424,940	￦	(27,778,432)	￦	(75,253)	￦	1,571,255

*	Includes bonds sold under repurchase agreements to customers.